Derivatives - Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Hedges | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	₩ 89,293	₩ 99,268	₩ (132,203)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(5,034)	(512)	(47,854)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	(151)	(1,760)	(65)
Cash Flow Hedges | Discontinuation of cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		(39,621)	(5,531)
Hedge ineffectiveness recognized in profit or loss			0
From cash flow hedge reserve to profit or loss Reclassified amount		47,957	14,659	9,270
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	2,548	(10,294)	29,322
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(6,184)	(7,069)	(54,969)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	210,424	(25,698)	122,893
Hedges of net investment
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		(169,001)	79,540	(128,674)
Hedge ineffectiveness recognized in profit or loss	[2]	(12,409)	(3,908)	(106,919)
From cash flow hedge reserve to profit or loss Reclassified amount		258,230	(12,799)	132,098
Hedges of net investment | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	(221,221)	(3,903)	(25,793)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(1,191)	3,673	₩ (4,096)
From cash flow hedge reserve to profit or loss Reclassified amount		₩ 0	₩ 0

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
[2]	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.